Amount of Revenue and Net Loss Included in Consolidated Income Statement (Detail) (USD $)	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Jan. 31, 2013 Variable Interest Entity, Primary Beneficiary	Jan. 31, 2012 Variable Interest Entity, Primary Beneficiary	Jan. 31, 2013 Variable Interest Entity, Primary Beneficiary	Jan. 31, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2011 Variable Interest Entity, Primary Beneficiary	Jan. 31, 2013 Variable Interest Entity, Primary Beneficiary Atlantic Aviation
Business Acquisition [Line Items]
Revenue
Net loss												(933)
Revenue	1,304,694,000	1,239,582,000	1,692,539,000	1,445,460,000	1,313,566,000	263,602,000	245,048,000	799,139,000	779,350,000	993,959,000	1,038,216,000
Net income (loss)	$ (87,281,000)	$ (47,316,000)	$ (95,000,000)	$ (65,269,000)	$ (76,502,000)	$ (5,323,000)	$ (6,834,000)	$ 694,000	$ 6,461,000	$ (3,589,000)	$ 5,650,000